Derivative Liability (Details Textual)	0 Months Ended			1 Months Ended		0 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	May 10, 2012 units	Oct. 07, 2011 units	Oct. 03, 2011 units	Feb. 27, 2012 units	Jan. 23, 2012 units	Nov. 11, 2011 units	Jun. 30, 2014 USD ($) units	Jun. 30, 2014 CAD	Mar. 31, 2015 USD ($)	Dec. 31, 2013	Dec. 31, 2012 USD ($)
Derivative liability [Abstract]
Number of units issued for services in settlement of accounts payable	50,000	100,000	500,000	560,000	4,150,000	50,000	5,410,000	5,410,000
Cash proceeds for units issued for services in settlement of accounts payable							$ 2,671,923	2,705,000
Proceeds of units issued held in escrow							3,000,000	3,000,000
Common stock shares issued on exercise of warrants							20,000	20,000		221,000
Number of warrants of exercised							20,000	20,000		221,000
Reclassification of derivative liability to equity upon the exercise of Investor Warrants (note 5)									$ 391,422